Notes Payable, Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes Payable, Related Parties (Textual)
Notes payable, related parties	$ 205	$ 205